Commitments and Contingencies	6 Months Ended
Jan. 26, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 7 — COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
global pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statement. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.
Director Compensation
On August 24, 2020, the Company entered into a fee arrangement with Ms. Zhang pursuant to which, in consideration for her services as an independent director and her expertise to source and/or evaluate potential acquisition targets, the Company will pay Ms. Zhang a fee in the aggregate amount of $250,000, which is payable upon the closing of the Business Combination.
Registration Rights
Pursuant to a registration and shareholders rights agreement entered into on January 21, 2021, the holders of the Founder Shares, Private Placement Warrants (and the Class A ordinary shares underlying such Private Placement Warrants) and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants that may be issued upon conversion of the Working Capital Loans) will be entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $14,490,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Forward Purchase Agreement
Certain accredited investors (the “anchor investors”) have entered into forward purchase agreements with the Company which provide for the purchase by the anchor investors of an aggregate of 8,000,000 Class A ordinary shares, plus an aggregate of 2,000,000 redeemable warrants to purchase one Class A ordinary share at $11.50 per share, for an aggregate purchase price of  $80,000,000, or $10.00 per Class A ordinary share, in a private placement to close concurrently with the closing of a Business Combination. The proceeds from the sale of forward purchase shares may be used as part of the consideration to the sellers in a Business Combination, expenses in connection with a Business Combination or for working capital in the post-transaction company. These purchases will be made regardless of whether any Class A ordinary shares are redeemed by the Public Shareholders and are intended to provide the Company with a minimum funding level for a Business Combination. The anchor investors will not have the ability to approve a Business Combination prior to the signing of a material definitive agreement and, if the Company seeks shareholder approval, have agreed to vote their Founder Shares and any Public Shares held by them in favor of a Business Combination. The forward purchase securities will be issued only in connection with the closing of a Business Combination.